Warranty liabilities - Schedule of Warranty Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Warranty Liabilities [Abstract]
Warranty liabilities	$ 25,941	$ 31,602
Total warranty liabilities	$ 25,941	$ 31,602